NOTES AND CONVERTIBLE NOTES PAYABLE - Additional Information (Details)																			1 Months Ended								3 Months Ended					4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 17, 2025 USD ($) $ / shares shares	Sep. 02, 2025 USD ($)	Aug. 18, 2025 USD ($) Days	Jul. 21, 2025 USD ($)	Jul. 16, 2025 USD ($) Days	Jun. 30, 2025 USD ($)	Jun. 25, 2025 USD ($) shares	Jun. 18, 2025 USD ($) shares	Jun. 03, 2025 USD ($) shares	May 30, 2025 USD ($)	May 13, 2025 USD ($)	May 12, 2025 USD ($)	Apr. 22, 2025 USD ($) Days	Mar. 03, 2025 USD ($)	Feb. 28, 2025 shares	Aug. 19, 2024 USD ($) Days	Nov. 13, 2023 USD ($) Days $ / shares shares	Jun. 16, 2023 USD ($) shares	Jul. 31, 2025	Jun. 30, 2025 USD ($) shares	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 shares	Jan. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares		Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Apr. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares		Dec. 16, 2026	Nov. 30, 2023	Jun. 12, 2023 shares
Debt Conversion [Line Items]
Interest rate percentage																																						7.00%
Issuance of Common Stock | shares																											154,588,426							92,816,561	4,062,974
Monthly installment payments of principal in the amount,Beginning	Mar. 18, 2026
Monthly installment payments of principal	$ 2,777,778
Stock issued																											$ 2,150,836								$ 200,000
Loss on extinguishment of debt																											0				$ (5,497,516)			$ (10,138,337)	(20,504,307)
Convertible notes fair value																											38,412,801							25,863,601
Long-term debt amount																											39,776,987							25,458,016
Long term debt maturities, next twelve months																											16,249,998							25,458,016
Loss on issuance of notes payable																																		$ (3,980,062)	0
Minimum [Member]
Debt Conversion [Line Items]
Exercise price | $ / shares																																		$ 10.88
Maximum [Member]
Debt Conversion [Line Items]
Exercise price | $ / shares																																		$ 15.87
Common Stock
Debt Conversion [Line Items]
Stock issued																											$ 1,102	[1]							$ 1	[2]
Issuance of pre-funded warrants exercisable into common stock | shares																											10,345,474							10,345,474
Shares issued | shares																											11,019,981	[1]							8,017	[2]
Junior Note Warrants [Member]
Debt Conversion [Line Items]
Warrants to purchase company common stock | shares																	110,221
Exercise price | $ / shares																	$ 24.95										$ 24.95							$ 24.95
Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Debt instrument face amount																						$ 411,865										$ 411,865
Issuance of pre-funded warrants exercisable into common stock | shares															1,875,930
Shares issued | shares																																1,840,999
Liqueous Settlement Agreement [Member] | Common Stock
Debt Conversion [Line Items]
Shares issued | shares																								1,821,836
Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Conversion price equal to discount on lowest volume-weighted average price														20.00%
Volume-weighted Average Price of Conversion Period														5 days
Debt instrument, maturity date														Mar. 01, 2026
Debt Conversion, Description														conversion price equal to a 20% discount to the lowest daily VWAP during the 5 days prior to the conversion date
Stock issued														$ 1,500,000
Conversion of shares | shares																																		11,102,635
Increase to stockholders' deficit																																		$ 13,399,656
Prinicipal amount converted																																		$ 6,334,982
Diagonal Convertible Notes [Member]
Debt Conversion [Line Items]
Conversion of shares | shares																																		345,468
Increase to stockholders' deficit																																		$ 359,589
Prinicipal amount converted																																		$ 227,700
Boot Convertible Note
Debt Conversion [Line Items]
Conversion of shares | shares																																		163,959
Increase to stockholders' deficit																																		$ 173,625
Prinicipal amount converted																																		$ 110,000
Junior Notes and Warrants Purchase Agreements [Member]
Debt Conversion [Line Items]
Interest rate percentage																	10.00%
Promissory notes, principal amount																	$ 5,500,000
Maturity period after issuance																	12 months
Investment, Variable Interest Rate, Type [Extensible Enumeration]																	us-gaap:SecuredOvernightFinancingRateSofrMember
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]																	Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Percentage of warrant exercisable on common stock																	100.00%
Percentage of maximum aggregate outstanding common stock																	19.90%
Common stock, exercisable price per share | $ / shares																	$ 24.95
Original issue discount																	$ 500,000
Aggregate fair value of warrants																	2,668,169
Credit facility minimum closing in principal amount																	$ 20,000,000
Investment interest rate if not repaid within nine months after issuance																	12.00%
Investment interest rate if not repaid within six months after issuance																	9.00%
Additional warrant coverage																	25.00%
Percentage of trading price																	120.00%
Minimum consecutive trading days | Days																	20
Maximum consecutive trading days | Days																	30
Conversion of shares | shares																															2,252,074			1,840,999	3,358,847
Principal extinguishment of debt																																		$ 411,865	$ 3,540,019
Loss on extinguishment of debt																															$ (1,691,520)			(1,174,519)	(15,272,677)
Junior Notes and Warrants Purchase Agreements [Member] | Minimum [Member]
Debt Conversion [Line Items]
Percentage of common stock price over warrant exercise price																	200.00%
August 2024 Convertible Notes [Member]
Debt Conversion [Line Items]
Interest rate percentage																15.00%
Promissory notes, principal amount																$ 673,000
Promissory notes discount amount																$ 25,000
Debt instrument, maturity date																Feb. 06, 2025
Fixed price																$ 10.13
Percentage of lowest daily volume weighted-average price																80.00%
Convertible Note Derivative Liability																																		$ 179,000
Deferred financing costs																$ 114,800
Principal amount																																			$ 537,375
Percentage of maximum aggregate outstanding common stock																19.90%
Minimum consecutive trading days | Days																10
Conversion of shares | shares																																		376,477	495,846
Principal extinguishment of debt																																		$ 389,375
Loss on extinguishment of debt																							$ (12,303)											(2,123,403)	$ (5,144,308)
August 2024 Convertible Notes [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Conversion price equal to discount on lowest volume-weighted average price														33.33%
Volume-weighted Average Price of Conversion Period														5 days
Debt instrument, maturity date														Mar. 01, 2026
Additional August 2024 Convertible Notes [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount																$ 687,315
Debt instrument, maturity date																Feb. 06, 2025
Deferred financing costs																$ 40,657
Principal amount																																			687,315
Percentage of trading price																25.00%
Senior Convertible Notes and Warrants Purchase Agreements [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount																		$ 687,315
Convertible promissory notes, amount																		$ 9,225,000
Principal extinguishment of debt																																			2,105,451
Senior Convertible Notes and Warrants Purchase Agreements [Member] | Maximum [Member]
Debt Conversion [Line Items]
Warrants to purchase company common stock | shares																		9,467																					57,710
Junior Notes and Senior Convertible Notes [Member]
Debt Conversion [Line Items]
Principal extinguishment of debt																											$ 8,961,872							8,961,872
Senior Convertible Notes [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																											$ (1,682,641)							$ (1,682,641)
Liqueous Obligation [Member]
Debt Conversion [Line Items]
Interest rate percentage																										8.00%
Debt instrument, maturity date																										Oct. 30, 2025
Principal amount																										$ 1,053,824
Liqueous Obligation [Member] | Redstone Group LLC [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount																													$ 1,097,113
Issuance of Common Stock | shares																																		1,803,608
Increase to additional paid in capital																																		$ 1,519,152
Loss on extinguishment of debt																																		$ (424,887)
February 2025 Pre-Funded Warrants [Member] | Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Issuance of pre-funded warrants exercisable into common stock | shares																								1,283,813
TAG Promissory Note [Member]
Debt Conversion [Line Items]
Basis spread margin on variable rate																									10.00%
Minimum available cash at maturity date																									$ 2,500,000,000,000
Conversion price equal to discount on lowest volume-weighted average price																			33.33%
Volume-weighted Average Price of Conversion Period																			5 days
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]																									us-gaap:SecuredOvernightFinancingRateSofrMember
Debt instrument, maturity date																									Jan. 31, 2026
Principal amount																									$ 545,000
Conversion of shares | shares																																		1,615,337
Increase to stockholders' deficit																																		$ 1,281,624
Loss on extinguishment of debt																													(1,094,914)					$ (1,094,914)
AZ Promissory Note [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount																						$ 100,000,000
Conversion price equal to discount on lowest volume-weighted average price																			33.33%
Volume-weighted Average Price of Conversion Period																			5 days
Debt instrument, maturity date																						Apr. 30, 2026					Apr. 30, 2026
Debt instrument, interest rate																						10.00%					10.00%					10.00%
Principal amount																						$ 900,000					$ 900,000					$ 900,000
Conversion of shares | shares																																		2,717,188
Increase to stockholders' deficit																																		$ 2,155,844
Loss on extinguishment of debt																													$ (1,745,201)					(1,745,201)
March Indigo Capital Convertible Notes [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Interest rate percentage														15.00%
Percentage of common stock conversion, amount equal to outstanding														19.90%
Convertible notes fair value																																		2,207,800
Proceeds from convertible debt																																		707,800
March Indigo Capital Convertible Notes [Member] | Indigo Capital Convertible Notes [Member] | Minimum [Member]
Debt Conversion [Line Items]
Percentage of common stock conversion, amount equal to outstanding														19.99%
March Indigo Capital Exchange Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																																		(2,123,403)
Convertible notes fair value																																		3,003,300
March Indigo Capital Exchange Convertible Note [Member] | Indigo Capital Convertible Notes [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Debt Conversion [Line Items]
Transaction Costs Expensed																																		20,000
July Indigo Capital Convertible Note [Member]
Debt Conversion [Line Items]
Percentage of common stock conversion, amount equal to outstanding					19.90%
Convertible notes fair value																																		193,858
Proceeds from convertible debt																																		43,858
July Indigo Capital Convertible Note [Member] | Indigo Capital LLC [Member]
Debt Conversion [Line Items]
Conversion price equal to discount on lowest volume-weighted average price					80.00%
Debt instrument, maturity date					Jul. 15, 2026
Debt Conversion, Description					conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date
Minimum consecutive trading days | Days					5
Debt instrument face amount					$ 150,000
Debt Instrument, Capital Infusion Amount					$ 150,000
July Indigo Capital Convertible Note [Member] | Minimum [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock				4.99%	9.90%
August Indigo Capital Convertible Note [Member]
Debt Conversion [Line Items]
Conversion price equal to discount on lowest volume-weighted average price			80.00%
Debt instrument, maturity date			Aug. 17, 2026
Debt Conversion, Description			conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date.
Percentage of maximum aggregate outstanding common stock			9.90%
Minimum consecutive trading days | Days			5
Debt instrument face amount			$ 225,000
Debt Instrument, Capital Infusion Amount			$ 225,000
Percentage of common stock conversion, amount equal to outstanding			19.90%
Convertible notes fair value																																		274,300
Proceeds from convertible debt																																		49,300
Long-term debt amount																																		42,797
April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Interest rate percentage													15.00%
Issuances of common stock on conversion of debt, percentage of outstanding common stock											19.90%
Debt instrument, maturity date													Apr. 21, 2026
Debt Conversion, Description													conversion price equal to the lowest VWAP during the 5 days prior to the conversion date
Stock issued													$ 1,350,000
Convertible notes fair value																																		1,531,351
Proceeds from convertible debt																																		181,351
April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member] | Minimum [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock											19.99%
April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:OtherNonoperatingIncomeExpense
Debt Conversion [Line Items]
Debt issuance costs																																		40,000
April Indigo Capital Exchange Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Minimum consecutive trading days | Days													5
Debt instrument face amount																																		2,108,523
Loss on extinguishment of debt																																		(163,500)
May 2025 Financing Transactions [Member] | Business Loan and Security Agreement [Member] | Agile Capital Funding [Member]
Debt Conversion [Line Items]
Interest rate percentage												44.00%									44.00%
Interest rate increase												5.00%
Debt instrument, frequency of payment												weekly									weekly
Repayments of secured promissory note												$ 27,000									$ 27,000
Periodic payment due, month and year												2025-11									2025-11
Debt instrument face amount												$ 525,000									$ 525,000
Debt discount																																		25,000
Proceeds from convertible debt																																		443,620
Long-term debt amount												756,000									$ 756,000						0							14,584
May 2025 Financing Transactions [Member] | Business Loan and Security Agreement [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:OtherNonoperatingIncomeExpense | Agile Capital Funding [Member]
Debt Conversion [Line Items]
Debt issuance costs																																		56,380
May 2025 Financing Transactions [Member] | Amended Business Loan and Security Agreement [Member] | Agile Capital Funding [Member]
Debt Conversion [Line Items]
Repayments of secured promissory note												48,000
Debt instrument, maturity date										Dec. 26, 2025
Debt instrument face amount										$ 1,000,000
Aggregate principal and prepayment premium owed										702,000
Debt discount										$ 50,000
Proceeds from convertible debt												$ 248,000
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Interest rate increase											12.00%
Debt instrument, maturity date											Feb. 28, 2026
Debt instrument, interest rate											10.00%
Debt instrument face amount											$ 227,700
Debt discount																																		20,700
Percentage of common stock conversion, amount equal to outstanding											25.00%
Convertible notes fair value																																		399,955
Proceeds from convertible debt																																		178,000
Loss on issuance of notes payable																																		192,955
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Beginning on the Issuance Date and Ending 120 Days Following the Issuance Date [Member]
Debt Conversion [Line Items]
Percentage of the outstanding principal plus accrued interest											120.00%
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Beginning 121 Days Following the Issuance Ending 180 Days Following the Issuance Date [Member]
Debt Conversion [Line Items]
Percentage of the outstanding principal plus accrued interest											125.00%
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Boot Capital LLC [Member]
Debt Conversion [Line Items]
Interest rate increase											12.00%
Debt instrument, maturity date											Feb. 28, 2026										Feb. 28, 2026
Debt instrument, interest rate											10.00%										10.00%
Debt instrument face amount											$ 110,000										$ 110,000
Debt discount																																		10,000
Percentage of common stock conversion, amount equal to outstanding											25.00%
Proceeds from convertible debt																																		84,000
Long-term debt amount																											0
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Maximum [Member] | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Long term debt maturities, next twelve months											$ 2,275,000
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:OtherNonoperatingIncomeExpense | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Debt issuance costs																																		29,000
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:OtherNonoperatingIncomeExpense | Boot Capital LLC [Member]
Debt Conversion [Line Items]
Debt issuance costs																																		16,000
July 2025 Financing Transactions [Member]
Debt Conversion [Line Items]
Percentage of common stock conversion, amount equal to outstanding				19.90%
July 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Percentage of maximum aggregate outstanding common stock				4.99%
July 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Debt instrument, maturity date				Apr. 30, 2026
Debt instrument, interest rate				10.00%
Debt instrument face amount				$ 172,700
Debt Instrument, Capital Infusion Amount				$ 157,000
Debt discount																																		15,700
Percentage of common stock conversion, amount equal to outstanding				25.00%
Convertible notes fair value																																		299,242
Debt issuance costs																																		16,000
Proceeds from convertible debt																																		141,000
Long-term debt amount																																		172,700
Loss on issuance of notes payable																																		142,242
Brick Lane Convertible Notes [Member]
Debt Conversion [Line Items]
Principal amount																																		191,179
Preferred stock conversion shares | shares																				100,000
Bomore Convertible Notes [Member]
Debt Conversion [Line Items]
Principal amount																																		$ 48,169
Preferred stock conversion shares | shares																				100,000
June 2025 YA Debenture | Securities Purchase Agreement [Member] | YA II PN, Ltd.
Debt Conversion [Line Items]
Interest rate increase																																		8.00%
Debt instrument, maturity date																																		Oct. 30, 2025
Debt instrument face amount						$ 1,250,000														$ 1,250,000										$ 1,250,000			$ 1,250,000
December 2025 YA Debenture | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Interest rate percentage	7.00%
December 2025 YA Debenture | Securities Purchase Agreement [Member] | YA II PN, Ltd.
Debt Conversion [Line Items]
Interest rate percentage																																		7.00%
Debt instrument, maturity date																																		Dec. 16, 2026
Debt instrument, interest rate																																		8.00%
Proceeds from Issuance of Long-Term Debt, Total	$ 23,250,000																																	$ 23,250,000
Warrants to purchase company common stock | shares	46,092,185
Debt instrument face amount	$ 25,000,000																																	25,000,000
Convertible notes fair value																																		25,312,500
Debt issuance costs																																		1,395,166
Loss on issuance of notes payable	$ 2,062,500
December 2025 YA Debenture | Securities Purchase Agreement [Member] | YA II PN, Ltd. | Event of default
Debt Conversion [Line Items]
Debt instrument, interest rate																																					18.00%
December 2025 YA Debenture | Securities Purchase Agreement [Member] | Minimum [Member] | YA II PN, Ltd.
Debt Conversion [Line Items]
Exercise price | $ / shares	$ 0.05
December 2025 YA Debenture | Securities Purchase Agreement [Member] | Maximum [Member] | YA II PN, Ltd.
Debt Conversion [Line Items]
Exercise price | $ / shares	$ 2.35
YA Debenture | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Interest rate increase						8.00%																											18.00%
Debt instrument, maturity date						Oct. 30, 2025
Debt instrument face amount							$ 1,250,000
Debt Instrument, Capital Infusion Amount							1,100,000
Convertible notes fair value																																		1,255,700
Loss on issuance of notes payable																																		$ 155,700
YA Debenture | Securities Purchase Agreement [Member] | YA II PN, Ltd.
Debt Conversion [Line Items]
Monthly installment payments of principal in the amount,Beginning																																		Mar. 18, 2026
Monthly installment payments of principal																																		$ 2,777,778
Convertible notes fair value																																		25,312,500
Debt issuance costs																																		1,395,166
Long-term debt amount																											23,378,928
Loss on issuance of notes payable																																		2,062,500
YA Debenture | Securities Purchase Agreement [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:OtherNonoperatingIncomeExpense
Debt Conversion [Line Items]
Debt issuance costs																																		127,000
Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount														$ 1,578,495
Unsecured Debt [Member] | August 2024 Convertible Notes [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount														$ 894,708
Unsecured Debt [Member] | April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount													$ 1,421,053
Unsecured Promissory Note [Member] | April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount													$ 2,003,097
Unsecured Convertible Note [Member] | Bomore Opportunity Group Ltd [Member]
Debt Conversion [Line Items]
Long-term debt amount																																		$ 50,469
Unsecured Convertible Note [Member] | April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument, maturity date													Apr. 21, 2026
Debt instrument face amount													$ 2,108,523
Unsecured Convertible Note [Member] | Brick Lane Exchange Convertible Note [Member] | Brick Lane Capital Management Limited [Member]
Debt Conversion [Line Items]
Volume-weighted Average Price of Conversion Period									5 days
Debt instrument, maturity date									Apr. 17, 2026
Debt instrument face amount									$ 1,050,000
Conversion of shares | shares																																		1,659,290
Loss on extinguishment of debt																														$ (1,071,997)
Prinicipal amount converted																																		$ 1,278,266
Unsecured Convertible Note [Member] | Brick Lane Convertible Notes [Member] | Brick Lane Capital Management Limited [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock									19.90%
Volume-weighted Average Price of Conversion Period									5 days
Debt instrument, maturity date									Jun. 02, 2026
Percentage of maximum aggregate outstanding common stock									9.90%
Debt instrument face amount									$ 250,000
Increase to stockholders' deficit																																		2,567,609
Debt Instrument, Capital Infusion Amount									$ 250,000
Unsecured Convertible Note [Member] | September Brick Lane Convertible Note [Member] | Brick Lane Capital Management Limited [Member]
Debt Conversion [Line Items]
Interest rate increase		15.00%
Issuances of common stock on conversion of debt, percentage of outstanding common stock		19.90%
Conversion price equal to discount on lowest volume-weighted average price		70.00%
Volume-weighted Average Price of Conversion Period		5 days
Debt instrument, maturity date		Sep. 02, 2026
Debt Conversion, Description		conversion price equal to 70% of the lowest VWAP during the 5 days prior to the conversion date.
Percentage of maximum aggregate outstanding common stock		9.90%
Debt instrument face amount		$ 125,000
Debt Instrument, Capital Infusion Amount		$ 125,000
Convertible notes fair value																																		177,366
Long-term debt amount																																		146,734
Loss on issuance of notes payable																																		52,366
Unsecured Convertible Note [Member] | Bomore Exchange Convertible Note [Member] | Bomore Opportunity Group Ltd [Member]
Debt Conversion [Line Items]
Increase to additional paid in capital																																		$ 1,511,236
Volume-weighted Average Price of Conversion Period								5 days
Debt instrument, maturity date								Jun. 17, 2026
Debt instrument face amount								$ 1,050,000
Conversion of shares | shares																																		965,191
Loss on extinguishment of debt																																		$ (140,323)
Prinicipal amount converted																																		1,249,531
Unsecured Convertible Note [Member] | Bomore Convertible Notes [Member] | Bomore Opportunity Group Ltd [Member]
Debt Conversion [Line Items]
Interest rate increase								15.00%
Issuances of common stock on conversion of debt, percentage of outstanding common stock								19.90%
Volume-weighted Average Price of Conversion Period								5 days
Debt instrument, maturity date								Jun. 17, 2026
Percentage of maximum aggregate outstanding common stock								9.90%
Debt instrument face amount								$ 250,000
Debt Instrument, Capital Infusion Amount								$ 250,000
Unsecured Convertible Note [Member] | Torcross Exchange Convertible Note [Member] | Torcross Capital LLC [Member]
Debt Conversion [Line Items]
Increase to additional paid in capital																											$ 30,086
Conversion price equal to discount on lowest volume-weighted average price																				80.00%
Debt instrument, maturity date																				Jun. 30, 2026
Debt instrument face amount							$ 400,000
Conversion of shares | shares																											31,567
Long-term debt amount																											$ 0
Prinicipal amount converted																											20,187
Unsecured Convertible Note [Member] | Torcross Convertible Notes [Member] | Torcross Capital LLC [Member]
Debt Conversion [Line Items]
Interest rate increase							15.00%
Increase to additional paid in capital																																		$ 199,219
Issuances of common stock on conversion of debt, percentage of outstanding common stock							19.90%
Conversion price equal to discount on lowest volume-weighted average price							80.00%
Volume-weighted Average Price of Conversion Period							5 days
Debt instrument, maturity date							Jun. 24, 2026
Debt Conversion, Description							conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date.
Percentage of maximum aggregate outstanding common stock							9.90%
Debt instrument face amount							$ 100,000
Conversion of shares | shares																																		156,564
Debt Instrument, Capital Infusion Amount							100,000
Loss on extinguishment of debt																																		$ 33,883
Convertible notes fair value							$ 133,883
Long-term debt amount																																		20,187
Prinicipal amount converted																																		79,813
Unsecured Convertible Note [Member] | YA Debenture
Debt Conversion [Line Items]
Long-term debt amount																																		25,000,000
Convertible Debt [Member] | Securities Purchase Agreement [Member] | Boot Capital LLC [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																																		93,215
Convertible notes fair value																																		193,215
Convertible Debt [Member] | May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock											19.90%
Convertible Debt [Member] | May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Boot Capital LLC [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock											19.90%
Convertible Debt [Member] | May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Boot Capital LLC [Member] | Beginning on the Issuance Date and Ending 120 Days Following the Issuance Date [Member]
Debt Conversion [Line Items]
Prepayment percentage of outstanding principal plus accrued interest											120.00%
Convertible Debt [Member] | May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Boot Capital LLC [Member] | Beginning 121 Days Following the Issuance Ending 180 Days Following the Issuance Date [Member]
Debt Conversion [Line Items]
Prepayment percentage of outstanding principal plus accrued interest											125.00%
Related Party [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																											0				$ (27,139)			(2,840,115)	$ (1,491,666)
Related Party [Member] | Senior Convertible Notes [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																											$ (27,139)							$ 27,139
Series A Preferred Stock [Member] | Unsecured Convertible Note [Member] | Brick Lane Exchange Convertible Note [Member] | Brick Lane Capital Management Limited [Member]
Debt Conversion [Line Items]
Preferred stock conversion shares | shares									100,000
Conversion of shares | shares																														100,000
Series A Preferred Stock [Member] | Unsecured Convertible Note [Member] | Bomore Exchange Convertible Note [Member] | Bomore Opportunity Group Ltd [Member]
Debt Conversion [Line Items]
Preferred stock conversion shares | shares								100,000
Conversion of shares | shares								100,000
Series A Preferred Stock [Member] | Unsecured Convertible Note [Member] | Torcross Exchange Convertible Note [Member] | Torcross Capital LLC [Member]
Debt Conversion [Line Items]
Preferred stock conversion shares | shares							40,000

[1]	Amounts for 2025 have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.
[2]	Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.